Income taxes (Tables)	3 Months Ended
Apr. 30, 2018
Disclosure Of Income Tax [Abstract]
Disclosure of income tax credits

	Three months ended April 30, 2018	Three months ended April 30, 2017
	£000s	£000s
Current period research and development tax credit receivable on qualifying expenditure	1,036	1,218
Tax expense related to the US operations	(90)	(15)
Total credit for the period	946	1,203